UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

ITEM I	SCHEDULE OF INVESTMENTS

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of October 31, 2007 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	REAL ESTATE INVESTMENT TRUSTS — 97.5%
	REITs - Apartments — 14.7%
57,100	Apartment Investment & Management Co., Class A(b)	$2,668,283
58,000	AvalonBay Communities, Inc.	7,113,700
82,800	Camden Property Trust	5,162,580
235,200	Equity Residential	9,826,656
15,000	Home Properties, Inc.	771,300
76,000	UDR, Inc.(b)	1,804,240

		27,346,759

	REITs - Diversified — 5.9%
68,800	BioMed Realty Trust, Inc.	1,643,632
82,900	Vornado Realty Trust	9,261,588

		10,905,220

	REITs - Healthcare — 4.6%
31,500	HCP, Inc.	1,072,260
45,300	Healthcare Realty Trust, Inc.(b)	1,197,732
131,200	Nationwide Health Properties, Inc.(b)	4,096,064
130,200	Omega Healthcare Investors, Inc.(b)	2,178,246

		8,544,302

	REITs - Hotels — 7.5%
140,400	Ashford Hospitality Trust(b)	1,381,536
22,900	Hospitality Properties Trust	906,840
317,700	Host Hotels & Resorts, Inc.(b)	7,040,232
81,200	Starwood Hotels & Resorts Worldwide, Inc.	4,617,032

		13,945,640

	REITs - Industrial — 12.7%
74,000	AMB Property Corp.	4,835,900
314,800	DCT Industrial Trust, Inc. (b)	3,377,804
70,500	First Potomac Realty Trust(b)	1,473,450
147,600	Liberty Property Trust	5,552,712
90,000	ProLogis	6,456,600
31,600	PS Business Parks, Inc.	1,842,280

		23,538,746

	REITs - Office — 16.9%
106,300	Boston Properties, Inc.	11,516,542
124,500	Brandywine Realty Trust(b)	3,220,815
185,500	Brookfield Properties Corp.	4,631,935
65,000	Corporate Office Properties Trust	2,686,450
28,200	Digital Realty Trust, Inc.(b)	1,240,518
49,400	Dupont Fabros Technology, Inc.(c)	1,061,112
49,800	Highwoods Properties, Inc.(b)	1,790,808
203,900	HRPT Properties Trust	1,914,621
48,400	Kilroy Realty Corp.(b)	3,147,936

		31,210,737

	REITs - Regional Malls — 16.5%
62,800	General Growth Properties, Inc.	3,413,808
72,900	Macerich Co. (The)	6,248,259
166,900	Simon Property Group, Inc.	17,375,959
61,400	Taubman Centers, Inc.	3,614,618

		30,652,644

	REITs - Shopping Centers — 11.7%
75,800	Cedar Shopping Centers, Inc.(b)	974,030
130,600	Developers Diversified Realty Corp.	6,582,240
58,900	Federal Realty Investment Trust	5,196,158
68,300	Kimco Realty Corp.(b)	2,835,816
24,400	Kite Realty Group Trust(b)	442,128
80,500	Regency Centers Corp.	5,754,140

		21,784,512

	REITs - Storage — 5.2%
119,000	Extra Space Storage, Inc.(b)	1,870,680
96,800	Public Storage, Inc.	7,837,896

		9,708,576

	REITs - Triple Net Lease — 1.8%
65,300	iStar Financial, Inc.(b)	1,992,303
45,000	Realty Income Corp.	1,329,300

		3,321,603

	Total Common Stocks (Identified Cost $148,465,666)	180,958,739

Shares/ Principal Amount
Short-Term Investments — 16.6%
24,865,899	State Street Securities Lending Quality Trust(d)	24,865,899
$5,950,395	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2007 at 3.75% to be repurchased at $5,951,015 on 11/1/2007, collateralized by $6,155,000 Federal Home Loan Mortgage Corp., 5.200% due 3/05/2019 valued at $6,073,994, including accrued interest(e)	5,950,395

	Total Short-Term Investments (Identified Cost $30,816,294)	30,816,294

	Total Investments — 114.1% (Identified Cost $179,281,960)(a)	211,775,033
	Other Assets Less Liabilities—(14.1)%	(26,115,404)

	Net Assets — 100%	$185,659,629

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2007 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund’s investments in REITs.): At October 31, 2007, the net unrealized appreciation on investments based on a cost of $179,281,960 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$36,498,662
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,005,589)

Net unrealized appreciation	$32,493,073

(b)	All or a portion of this security was on loan to brokers at October 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at October 31, 2007 were $24,766,855 and $24,865,899, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2007 (Unaudited)

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs     Real Estate Investment Trusts

Holdings at October 31, 2007 as a Percentage of Net Assets (Unaudited)

Office	16.9
Regional Malls	16.5
Apartments	14.7
Industrial	12.7
Shopping Centers	11.7
Hotels	7.5
Diversified	5.9
Storage	5.2
Healthcare	4.6
Triple Net Lease	1.8

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	December 11, 2007

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 11, 2007